Jun. 24, 2016
John Hancock Funds II
Supplement dated June 24, 2016 to the current Prospectus

Active Bond Fund (the fund)

Active Bond Fund is subadvised by both Declaration Management & Research LLC (Declaration) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM (US)). In connection with the acquisition (the Acquisition) by JHAM (US) of Declaration, which is expected to occur on or about September 30, 2016, JHAM (US) will become the sole subadvisor of the fund. The portfolio manager, Peter Farley, who manages the portion of the fund currently subadvised by Declaration, will continue to manage the fund as a portfolio manager of JHAM (US) together with Jeffrey N. Given and Howard C. Greene, who also are currently portfolio managers of the fund. In connection with the Acquisition, the investment policies of the fund are amended and restated as follows, effective on the date of the Acquisition:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund's average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities;

  Asset-backed securities and mortgage-backed securities, both investment grade and below-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations (CMOs);

  Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and

  Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service (Moody's). The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.